Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Research and development	$ 16,276	$ 8,341
General and administrative	8,743	9,198
Impairment of goodwill	0	3,058
Impairment of intangible assets	1,120	0
Total operating expenses	26,139	20,597
Operating loss	(26,139)	(20,597)
Other income (expense):
Gain on debt extinguishment, net	14,437	0
Change in fair value of common stock warrant liability	10,482	0
Interest income	70	325
Interest expense	(235)	(50)
Other (expense) income, net	(408)	31
Total other income, net	24,346	306
Loss before income taxes	(1,793)	(20,291)
Deferred income tax benefit	6	0
Net loss	(1,787)	(20,291)
Exchange of Series B preferred stock	(79)	0
Deemed dividend on Series C preferred stock	(3,621)	0
Net loss attributable to common stockholders	$ (5,487)	$ (20,291)
Net loss per share attributable to common stockholders
Basic and diluted (in dollars per share)	$ (104.35)	$ (4,718.84)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	52,583,000	4,300,000